Intangible Assets - Summary of Sensitivity Analyses of Recoverable Amount of CGU (Detail)	12 Months Ended
Dec. 31, 2017
Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(25.00%)
Impact of -20% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(20.00%)
Impact of -15% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(15.00%)
Discount rate at 14.5% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	14.50%
Discount rate at 14.5% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(21.00%)
Discount rate at 14.5% [member] | Impact of -20% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(18.00%)
Discount rate at 15.25% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	15.25%
Discount rate at 15.25% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(30.00%)
Discount rate at 15.25% [member] | Impact of -20% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(28.00%)
Discount rate at 15.25% [member] | Impact of -15% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(25.00%)
Discount rate at 16% [member]
Disclosure of detailed information about intangible assets [line items]
Terminal Revenue Growth rate	16.00%
Discount rate at 16% [member] | Impact of -25% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(38.00%)
Discount rate at 16% [member] | Impact of -20% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(37.00%)
Discount rate at 16% [member] | Impact of -15% [member]
Disclosure of detailed information about intangible assets [line items]
Projected revenue growth rate percentage	(34.00%)